Cover	Mar. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2022
Entity File Number	0-5109
Entity Registrant Name	Micropac Industries, Inc.
Entity Central Index Key	0000065759
Entity Tax Identification Number	75-1225149
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	905 East Walnut Street
Entity Address, City or Town	Garland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75040
City Area Code	972
Local Phone Number	272-3571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.10 per share
Trading Symbol	MPAD
Security Exchange Name	NONE
Entity Emerging Growth Company	false